UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Semi-Annual Report

March 31, 2023

Vericimetry Funds

TABLE OF CONTENTS
March 31, 2023

Letter to Shareholders	1
Schedule of Investments	2
Financial Statements	14
Financial Highlights	17
Notes to Financial Statements	18
Expense Example	24
Other Information	25

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

Letter to Shareholders

As of March 31, 2023 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed semi-annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the six-months ended March 31, 2023.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well-defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price- to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson
Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

[1]

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

As of March 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.6%
BASIC MATERIALS — 6.2%
AdvanSix, Inc.	3,982	$152,391
Alcoa Corp.	1,805	76,821
American Vanguard Corp.	7,930	173,508
Arconic Corp.*	12,540	328,924
Ashland, Inc.	1,203	123,560
ATI, Inc.*	16,723	659,890
Avient Corp.	2,490	102,488
AZZ, Inc.	1,200	49,488
Cabot Corp.	3,538	271,152
Carpenter Technology Corp.	9,817	439,409
Century Aluminum Co.*	7,160	71,600
Chemours Co.	2,628	78,682
Coeur Mining, Inc.*	26,380	105,256
Commercial Metals Co.	27,500	1,344,750
Danimer Scientific, Inc.*[1]	12,280	42,366
Ecovyst, Inc.*	7,110	78,566
Element Solutions, Inc.	50,030	966,079
Ferroglobe PLC*	10,360	51,178
H.B. Fuller Co.	3,172	217,123
Hawkins, Inc.	1,040	45,531
Haynes International, Inc.	3,500	175,315
Hecla Mining Co.	107,898	682,994
Huntsman Corp.	14,365	393,026
Innospec, Inc.	940	96,510
Intrepid Potash, Inc.*	1,720	47,472
Kaiser Aluminum Corp.	1,393	103,960
Koppers Holdings, Inc.	2,251	78,717
Kronos Worldwide, Inc.	4,870	44,853
Mercer International, Inc.	14,440	141,151
Minerals Technologies, Inc.	5,510	332,914
NewMarket Corp.	98	35,768
Olin Corp.	13,755	763,403
Orion Engineered Carbons S.A.	3,970	103,577
Piedmont Lithium, Inc.*	570	34,229
Quaker Chemical Corp.	487	96,402
Rayonier Advanced Materials, Inc.*	14,195	89,003
Rogers Corp.*	310	50,663
Royal Gold, Inc.	660	85,609
Schnitzer Steel Industries, Inc. - Class A	2,966	92,243
Stepan Co.	2,210	227,696
Sylvamo Corp.	1,350	62,451
Trinseo PLC	2,120	44,202
Tronox Holdings PLC	22,725	326,786
United States Steel Corp.	31,655	826,196
Valvoline, Inc.	1,030	35,988
		10,349,890

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS — 2.2%
1-800-Flowers.com, Inc. - Class A*	6,560	$75,440
ATN International, Inc.	2,919	119,445
Aviat Networks, Inc.*	1,080	37,217
Cars.com, Inc.*	8,715	168,200
Cogent Communications Holdings, Inc.	532	33,899
DHI Group, Inc.*	5,380	20,874
EchoStar Corp. - Class A*	2,830	51,761
Entravision Communications Corp. - Class A	7,065	42,743
ePlus, Inc.*	1,630	79,935
EW Scripps Co. - Class A*	15,216	143,183
Gannett Co., Inc.*	11,344	21,213
Gray Television, Inc.	18,905	164,852
HealthStream, Inc.*	2,680	72,628
IDT Corp. - Class B*	3,090	105,307
InterDigital, Inc.	650	47,385
Iridium Communications, Inc.	6,230	385,824
KVH Industries, Inc.*	2,390	27,198
Lands’ End, Inc.*	9,150	88,938
Liberty Latin America Ltd. - Class A*	6,170	51,273
Luna Innovations, Inc.*	10,056	72,303
Maxar Technologies, Inc.	3,570	182,284
NETGEAR, Inc.*	3,100	57,381
Nexstar Media Group, Inc.	290	50,071
Overstock.com, Inc.*	2,400	48,648
Preformed Line Products Co.	720	92,189
QuinStreet, Inc.*	3,930	62,369
Saga Communications, Inc. - Class A	1,830	40,681
Scholastic Corp.	9,320	318,930
Shenandoah Telecommunications Co.	1,860	35,377
Shutterstock, Inc.	2,100	152,460
Spok Holdings, Inc.	4,120	41,736
TEGNA, Inc.	9,250	156,418
Telephone and Data Systems, Inc.	18,889	198,523
Thryv Holdings, Inc.*	1,696	39,110
United States Cellular Corp.*	1,780	36,899
Urban One, Inc.*	8,900	67,195
Viasat, Inc.*	5,866	198,505
WideOpenWest, Inc.*	3,100	32,953
World Wrestling Entertainment, Inc. - Class A	630	57,494
Ziff Davis, Inc.*	490	38,245
		3,717,086

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL — 17.9%
Abercrombie & Fitch Co. - Class A*	9,123	$253,163
Academy Sports & Outdoors, Inc.	9,373	611,588
Acushnet Holdings Corp.	1,865	95,003
Adient PLC*	6,285	257,434
Allegiant Travel Co.*	1,714	157,654
A-Mark Precious Metals, Inc.	1,580	54,747
American Axle & Manufacturing Holdings, Inc.*	21,625	168,891
American Eagle Outfitters, Inc.	19,972	268,424
America’s Car-Mart, Inc.*	380	30,100
Asbury Automotive Group, Inc.*	1,145	240,450
AutoNation, Inc.*	4,607	618,997
Bassett Furniture Industries, Inc.	2,220	39,516
Beacon Roofing Supply, Inc.*	13,140	773,289
Beazer Homes USA, Inc.*	3,410	54,151
BJ’s Restaurants, Inc.*	2,701	78,707
Bloomin’ Brands, Inc.	2,033	52,146
BlueLinx Holdings, Inc.*	720	48,931
Boyd Gaming Corp.	1,095	70,211
Buckle, Inc.	2,150	76,734
Build-A-Bear Workshop, Inc.	1,250	29,050
Caleres, Inc.	7,273	157,315
Cato Corp. - Class A	2,030	17,945
Century Communities, Inc.	9,072	579,882
Cheesecake Factory, Inc.[1]	930	32,597
Chico’s FAS, Inc.*	3,530	19,415
Children’s Place, Inc.*	1,590	63,998
Chuy’s Holdings, Inc.*	3,130	112,210
Clarus Corp.	1,930	18,239
Conn’s, Inc.*	2,900	17,574
Cooper-Standard Holdings, Inc.*	2,150	30,616
Crocs, Inc.*	1,455	183,970
Daktronics, Inc.*	13,700	77,679
Dana, Inc.	22,926	345,036
Designer Brands, Inc. - Class A	5,210	45,535
Dick’s Sporting Goods, Inc.	2,750	390,197
Dillard’s, Inc. - Class A1	3,258	1,002,421
Dorman Products, Inc.*	260	22,428
Ethan Allen Interiors, Inc.	5,650	155,149
FirstCash Holdings, Inc.	1,012	96,514
Five Below, Inc.*	340	70,030
Flexsteel Industries, Inc.	680	13,097
Foot Locker, Inc.	14,743	585,150
Forestar Group, Inc.*	2,210	34,388
Fox Factory Holding Corp.*	880	106,806
Gap, Inc.	9,896	99,356
Genesco, Inc.*	1,940	71,547

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
G-III Apparel Group Ltd.*	10,750	$167,162
GMS, Inc.*	8,900	515,221
Goodyear Tire & Rubber Co.*	44,646	491,999
Green Brick Partners, Inc.*	6,578	230,625
Group 1 Automotive, Inc.	4,054	917,907
Guess?, Inc.[1]	9,710	188,957
H&E Equipment Services, Inc.	2,975	131,584
Hamilton Beach Brands Holding Co. - Class A	2,891	29,604
Haverty Furniture Cos., Inc.	4,630	147,743
Hawaiian Holdings, Inc.*	9,450	86,562
Hibbett, Inc.	1,210	71,366
HNI Corp.	1,200	33,408
Hooker Furnishings Corp.	1,980	36,016
Hudson Technologies, Inc.*	3,360	29,333
IMAX Corp.*	3,340	64,061
Installed Building Products, Inc.	530	60,436
Interface, Inc.	1,260	10,231
J Jill, Inc.*	1,300	33,852
Jack in the Box, Inc.	406	35,562
JAKKS Pacific, Inc.*	2,090	36,157
JetBlue Airways Corp.*	4,424	32,207
Johnson Outdoors, Inc. - Class A	720	45,367
KAR Auction Services, Inc.*	10,324	141,232
KB Home	4,850	194,873
Kohl’s Corp.	3,260	76,740
Kontoor Brands, Inc.	480	23,227
La-Z-Boy, Inc.	7,160	208,213
LCI Industries	1,277	140,304
LGI Homes, Inc.*	2,496	284,619
Life Time Group Holdings, Inc.*	4,580	73,097
Light & Wonder, Inc.*	2,732	164,057
Lindblad Expeditions Holdings, Inc.*	3,610	34,512
Lithia Motors, Inc.	130	29,761
M/I Homes, Inc.*	5,635	355,512
Macy’s, Inc.	26,507	463,607
Madison Square Garden Entertainment Corp.*	2,420	142,949
Malibu Boats, Inc. - Class A*	975	55,039
Marcus Corp.	1,660	26,560
MarineMax, Inc.*	2,840	81,650
Marriott Vacations Worldwide Corp.	2,490	335,801
MDC Holdings, Inc.	12,225	475,186
Meritage Homes Corp.	6,966	813,350
Methode Electronics, Inc.	3,040	133,395
Miller Industries, Inc.	2,765	97,743
Motorcar Parts of America, Inc.*	3,680	27,379

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Movado Group, Inc.	4,990	$143,562
MRC Global, Inc.*	3,140	30,521
Murphy USA, Inc.	243	62,706
Newell Brands, Inc.	2,410	29,980
Nu Skin Enterprises, Inc. - Class A	1,980	77,834
ODP Corp.*	14,050	631,969
Oxford Industries, Inc.	1,900	200,621
Patrick Industries, Inc.	1,770	121,794
PC Connection, Inc.	4,362	196,116
Penske Automotive Group, Inc.	7,470	1,059,321
Playa Hotels & Resorts N.V.*	9,727	93,379
PriceSmart, Inc.	1,270	90,780
PVH Corp.	6,779	604,416
RCI Hospitality Holdings, Inc.	910	71,135
Red Robin Gourmet Burgers, Inc.*	6,230	89,214
Resideo Technologies, Inc.*	14,460	264,329
REV Group, Inc.	7,050	84,529
Rocky Brands, Inc.	1,750	40,373
Rush Enterprises, Inc. - Class A	9,615	524,979
Rush Enterprises, Inc. - Class B	4,575	273,997
Sally Beauty Holdings, Inc.*	2,170	33,809
ScanSource, Inc.*	3,590	109,280
SeaWorld Entertainment, Inc.*	1,500	91,965
Shoe Carnival, Inc.	5,760	147,744
Signet Jewelers Ltd.	6,169	479,825
Six Flags Entertainment Corp.*	2,510	67,042
Skechers USA, Inc. - Class A*	3,600	171,072
Skyline Champion Corp.*	1,310	98,551
SkyWest, Inc.*	11,980	265,597
Sonic Automotive, Inc. - Class A	4,190	227,685
Sonos, Inc.*	2,150	42,183
Spirit Airlines, Inc.	11,185	192,046
Sportsman’s Warehouse Holdings, Inc.*	1,640	13,907
Standard Motor Products, Inc.	1,390	51,305
Steelcase, Inc. - Class A	13,705	115,396
Steven Madden Ltd.	920	33,120
Superior Industries International, Inc.*	4,420	21,879
Tapestry, Inc.	2,140	92,255
Taylor Morrison Home Corp.*	23,773	909,555
Texas Roadhouse, Inc.	380	41,063
Thor Industries, Inc.	3,860	307,410
Tilly’s, Inc. - Class A*	3,030	23,361
Titan Machinery, Inc.*	7,240	220,458
Toll Brothers, Inc.	3,140	188,494
Topgolf Callaway Brands Corp.*	5,090	110,046
TravelCenters of America, Inc.*[1]	1,670	144,455

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Tri Pointe Homes, Inc.*	28,090	$711,239
Under Armour, Inc. - Class A*	5,620	53,334
UniFirst Corp.	600	105,738
Univar Solutions, Inc.*	10,790	377,974
Urban Outfitters, Inc.*	10,367	287,373
Vera Bradley, Inc.*	4,760	28,512
Veritiv Corp.	3,643	492,315
Vista Outdoor, Inc.*	5,050	139,935
VSE Corp.	1,160	52,084
Wabash National Corp.	7,270	178,769
WESCO International, Inc.	10,108	1,562,091
Winmark Corp.	340	108,946
Winnebago Industries, Inc.	4,605	265,708
Wolverine World Wide, Inc.	5,880	100,254
World Fuel Services Corp.	9,090	232,249
Zumiez, Inc.*	4,710	86,852
		29,776,877
CONSUMER, NON-CYCLICAL — 11.8%
Aaron’s Co., Inc.	3,530	34,100
ABM Industries, Inc.	12,435	558,829
Acadia Healthcare Co., Inc.*	15,699	1,134,253
ACCO Brands Corp.	13,780	73,310
Addus HomeCare Corp.*	780	83,273
Adtalem Global Education, Inc.*	12,190	470,778
Alight, Inc.*	5,750	52,958
Amphastar Pharmaceuticals, Inc.*	1,760	66,000
Andersons, Inc.	8,690	359,071
AngioDynamics, Inc.*	5,530	57,180
ANI Pharmaceuticals, Inc.*	1,450	57,594
Anika Therapeutics, Inc.*	1,700	48,824
API Group Corp.*	1,140	25,627
Assertio Holdings, Inc.*	5,170	32,933
Avanos Medical, Inc.*	7,840	233,162
BGSF, Inc.	1,690	17,999
BrightView Holdings, Inc.*	2,580	14,500
Brookdale Senior Living, Inc.*	9,915	29,249
Cal-Maine Foods, Inc.	2,823	171,892
Catalyst Pharmaceuticals, Inc.*	5,480	90,858
CBIZ, Inc.*	11,120	550,329
Central Garden & Pet Co. - Class A*	6,990	273,099
Chefs’ Warehouse, Inc.*	960	32,688
Coca-Cola Consolidated, Inc.	350	187,278
Community Health Systems, Inc.*	10,250	50,225
Coty, Inc. - Class A*	8,048	97,059
CRA International, Inc.	1,290	139,088
Cross Country Healthcare, Inc.*	2,080	46,426

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Edgewell Personal Care Co.	10,120	$429,290
Emergent BioSolutions, Inc.*	5,554	57,539
Ennis, Inc.	5,900	124,431
Enovis Corp.*	5,233	279,913
Ensign Group, Inc.	370	35,350
Envista Holdings Corp.*	2,480	101,382
Euronet Worldwide, Inc.*	440	49,236
First Advantage Corp.*	7,000	97,720
Flowers Foods, Inc.	1,160	31,796
FONAR Corp.*	1,120	18,144
Fresh Del Monte Produce, Inc.	11,020	331,812
FTI Consulting, Inc.*	650	128,277
Fulgent Genetics, Inc.*	530	16,547
Graham Holdings Co. - Class B	570	339,629
Grand Canyon Education, Inc.*	840	95,676
Green Dot Corp. - Class A*	6,170	106,001
GXO Logistics, Inc.*	1,990	100,415
Haemonetics Corp.*	431	35,665
Hain Celestial Group, Inc.*	4,870	83,520
Healthcare Services Group, Inc.	1,911	26,506
Heidrick & Struggles International, Inc.	2,325	70,587
Herc Holdings, Inc.	1,043	118,798
Heska Corp.*	1,610	157,168
Hostess Brands, Inc.*	21,530	535,666
Huron Consulting Group, Inc.*	2,630	211,373
ICF International, Inc.	3,433	376,600
Ingles Markets, Inc. - Class A	5,357	475,166
Ingredion, Inc.	1,268	128,994
Innoviva, Inc.*	1,040	11,700
Insperity, Inc.	460	55,913
Integer Holdings Corp.*	6,460	500,650
John B Sanfilippo & Son, Inc.	850	82,382
Jounce Therapeutics, Inc.*	40,270	74,500
KalVista Pharmaceuticals, Inc.*	4,300	33,946
Kelly Services, Inc. - Class A	7,120	118,121
Korn Ferry	8,955	463,332
Laureate Education, Inc.	12,050	141,708
LifeStance Health Group, Inc.*	10,180	75,637
Ligand Pharmaceuticals, Inc.*	2,425	178,383
LiveRamp Holdings, Inc.*	6,779	148,663
ManpowerGroup, Inc.	990	81,705
Marathon Digital Holdings, Inc.*[1]	4,459	38,882
Matthews International Corp. - Class A	5,400	194,724
Medpace Holdings, Inc.*	140	26,327
Monro, Inc.	2,162	106,868
Monte Rosa Therapeutics, Inc.*	4,620	35,990
Myriad Genetics, Inc.*	5,069	117,753

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
National Beverage Corp.*	1,970	$103,858
National HealthCare Corp.	2,220	128,915
National Research Corp.	3,800	165,338
Natural Grocers by Vitamin Cottage, Inc.	7,080	83,190
Nature’s Sunshine Products, Inc.*	1,480	15,111
NeoGenomics, Inc.*	10,054	175,040
OmniAb, Inc - Earnout Shares[2]	477	—
OmniAb, Inc - Earnout Shares[2]	477	—
OraSure Technologies, Inc.*	6,890	41,685
Patterson Cos., Inc.	3,095	82,853
Pediatrix Medical Group, Inc.*	2,863	42,687
Perdoceo Education Corp.*	11,580	155,519
Phibro Animal Health Corp. - Class A	2,290	35,083
Pilgrim’s Pride Corp.*	2,410	55,864
Post Holdings, Inc.*	2,240	201,309
Premier, Inc. - Class A	1,320	42,728
Prestige Consumer Healthcare, Inc.*	9,295	582,146
PROG Holdings, Inc.*	5,183	123,304
Protagonist Therapeutics, Inc.*	2,570	59,110
Quad/Graphics, Inc.*	4,350	18,662
Quanex Building Products Corp.	7,275	156,631
REGENXBIO, Inc.*	2,122	40,127
Riot Platforms, Inc.*[1]	11,320	113,087
Select Medical Holdings Corp.	2,524	65,245
Seneca Foods Corp. - Class A*	1,570	82,064
SpartanNash Co.	11,013	273,122
Sprouts Farmers Market, Inc.*	2,638	92,409
Strategic Education, Inc.	1,640	147,321
Stride, Inc.*	10,995	431,554
Supernus Pharmaceuticals, Inc.*	3,712	134,486
Tactile Systems Technology, Inc.*	3,970	65,187
Talaris Therapeutics, Inc.*	15,540	29,215
Textainer Group Holdings Ltd.	11,095	356,260
TreeHouse Foods, Inc.*	5,067	255,529
Triton International Ltd.	16,965	1,072,527
TrueBlue, Inc.*	5,620	100,036
UFP Technologies, Inc.*	260	33,758
United Natural Foods, Inc.*	16,388	431,824
Universal Corp.	400	21,156
Universal Technical Institute, Inc.*	4,600	33,931
Upbound Group, Inc.	870	21,324
USANA Health Sciences, Inc.*	520	32,708
Vanda Pharmaceuticals, Inc.*	4,880	33,135
Varex Imaging Corp.*	2,920	53,115
Veracyte, Inc.*	1,543	34,409
Village Super Market, Inc. - Class A	2,030	46,446
Weis Markets, Inc.	7,609	644,254

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
WillScot Mobile Mini Holdings Corp.*	14,700	$689,136
Xencor, Inc.*	680	18,965
Zimvie, Inc.*	3,850	27,836
		19,688,166
ENERGY — 8.6%
Adams Resources & Energy, Inc.	1,150	44,183
Alpha Metallurgical Resources, Inc.	1,448	225,888
Antero Midstream Corp.	9,560	100,284
Antero Resources Corp.*	1,123	25,930
APA Corp.	4,350	156,861
Arch Resources, Inc.	1,800	236,628
Archrock, Inc.	26,780	261,641
Berry Corp.	9,975	78,304
Bristow Group, Inc.*	2,230	49,952
Callon Petroleum Co.*	2,450	81,928
ChampionX Corp.	2,110	57,244
Chord Energy Corp.	4,921	662,367
Civeo Corp.*	670	13,835
Civitas Resources, Inc.	8,211	561,140
CNX Resources Corp.*	31,011	496,796
Comstock Resources, Inc.	10,033	108,256
CONSOL Energy, Inc.	7,771	452,816
CVR Energy, Inc.	6,716	220,150
Delek U.S. Holdings, Inc.	5,616	128,887
Denbury, Inc.*	1,516	132,847
Devon Energy Corp.	5,091	257,656
Diamond Offshore Drilling, Inc.*	4,890	58,876
Diamondback Energy, Inc.	2,569	347,252
Dril-Quip, Inc.*	4,620	132,548
EnLink Midstream LLC	34,195	370,674
EQT Corp.	1,379	44,004
Equitrans Midstream Corp.	11,528	66,632
Expro Group Holdings N.V.*	3,285	60,313
FutureFuel Corp.	7,600	56,088
Golar LNG Ltd.*	2,905	62,748
Green Plains, Inc.*	6,094	188,853
Hallador Energy Co.*	3,960	36,392
Helix Energy Solutions Group, Inc.*	24,350	188,469
Helmerich & Payne, Inc.	16,039	573,394
Kosmos Energy Ltd.*	9,936	73,924
Liberty Energy, Inc.	2,650	33,946
Matador Resources Co.	11,147	531,155
Murphy Oil Corp.	30,052	1,111,323
Nabors Industries Ltd.*	738	89,970
NACCO Industries, Inc. - Class A	1,790	64,565
Newpark Resources, Inc.*	6,135	23,620
Noble Corp. PLC*	1,622	64,020

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
NOV, Inc.	12,520	$231,745
NOW, Inc.*	11,875	132,406
Oceaneering International, Inc.*	8,562	150,948
Oil States International, Inc.*	17,515	145,900
Par Pacific Holdings, Inc.*	1,239	36,179
Patterson-UTI Energy, Inc.	14,613	170,972
PBF Energy, Inc. - Class A	23,847	1,034,006
PDC Energy, Inc.	14,645	939,916
Peabody Energy Corp.*	18,843	482,381
Permian Resources Corp.	24,836	260,778
Pioneer Natural Resources Co.	908	185,450
ProPetro Holding Corp.*	16,750	120,432
Ramaco Resources, Inc.	4,300	37,883
Ranger Oil Corp. - Class A	1,270	51,867
REX American Resources Corp.*	2,600	74,334
SandRidge Energy, Inc.*	2,136	30,780
SM Energy Co.	4,474	125,988
SunCoke Energy, Inc.	24,340	218,573
Sunnova Energy International, Inc.*[1]	2,560	39,987
Talos Energy, Inc.*	7,338	108,896
Targa Resources Corp.	3,610	263,349
TechnipFMC PLC*	14,196	193,775
Tidewater, Inc.*	2,300	101,384
Transocean Ltd.*	33,873	215,432
U.S. Silica Holdings, Inc.*	11,839	141,358
Vertex Energy, Inc.*[1]	3,970	39,224
Warrior Met Coal, Inc.	8,065	296,066
		14,362,368
FINANCIAL — 24.6%
1st Source Corp.	4,832	208,501
Air Lease Corp.	22,794	897,400
Amalgamated Financial Corp.	2,210	39,095
Ambac Financial Group, Inc.*	6,390	98,917
Amerant Bancorp, Inc.	2,790	60,710
American Equity Investment Life Holding Co.	29,372	1,071,784
American National Bankshares, Inc.	560	17,752
Ameris Bancorp	5,646	206,531
AMERISAFE, Inc.	1,540	75,383
Anywhere Real Estate, Inc.*	13,900	73,392
Argo Group International Holdings Ltd.	8,248	241,584
Associated Banc-Corp	28,940	520,341
Assured Guaranty Ltd.	8,508	427,697
Atlantic Union Bankshares Corp.	15,553	545,133
Avantax, Inc.*	5,260	138,443
Axis Capital Holdings Ltd.	7,975	434,797
Axos Financial, Inc.*	7,585	280,038

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Banc of California, Inc.	10,420	$130,563
BancFirst Corp.	484	40,220
Bancorp, Inc.*	2,467	68,706
Bank of Marin Bancorp	990	21,671
Bank of NT Butterfield & Son Ltd.	1,180	31,860
Bank OZK	15,529	531,092
Bank7 Corp.	770	18,904
BankFinancial Corp.	3,130	27,388
BankUnited, Inc.	14,354	324,113
Bankwell Financial Group, Inc.	515	12,803
Banner Corp.	7,600	413,212
Bar Harbor Bankshares	1,790	47,346
BCB Bancorp, Inc.	2,950	38,734
Berkshire Hills Bancorp, Inc.	8,586	215,165
Bread Financial Holdings, Inc.	3,700	112,184
Brighthouse Financial, Inc.*	10,628	468,801
Brookline Bancorp, Inc.	13,105	137,602
Business First Bancshares, Inc.	1,320	22,612
Byline Bancorp, Inc.	2,860	61,833
C&F Financial Corp.	570	29,475
Cadence Bank	16,541	343,391
Camden National Corp.	691	25,007
Capital City Bank Group, Inc.	1,310	38,396
Capitol Federal Financial, Inc.	7,820	52,629
Carter Bankshares, Inc.*	1,610	22,540
Cathay General Bancorp	8,740	301,705
Central Pacific Financial Corp.	1,380	24,702
Central Valley Community Bancorp	1,800	37,044
Chemung Financial Corp.	680	28,220
City Holding Co.	1,969	178,943
CNB Financial Corp.	2,560	49,152
CNO Financial Group, Inc.	27,099	601,327
Columbia Banking System, Inc.	14,571	312,111
Community Bank System, Inc.	3,112	163,349
Community Trust Bancorp, Inc.	1,470	55,787
ConnectOne Bancorp, Inc.	6,500	114,920
Consumer Portfolio Services, Inc.*	5,117	54,701
Crawford & Co. - Class A	4,270	35,697
CrossFirst Bankshares, Inc.*	3,800	39,824
Cushman & Wakefield PLC*	7,350	77,469
Customers Bancorp, Inc.*	6,645	123,065
CVB Financial Corp.	8,050	134,274
Dime Community Bancshares, Inc.	4,449	101,081
Donegal Group, Inc. - Class A	1,421	21,713
Eagle Bancorp, Inc.	1,547	51,778
Employers Holdings, Inc.	6,489	270,526
Enact Holdings, Inc.	2,253	51,504

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Encore Capital Group, Inc.*	4,380	$220,971
Enova International, Inc.*	3,615	160,614
Enstar Group Ltd.*	1,260	292,055
Enterprise Bancorp, Inc.	980	30,831
Enterprise Financial Services Corp.	3,205	142,911
Equity Bancshares, Inc. - Class A	750	18,278
Esquire Financial Holdings, Inc.	1,609	62,912
ESSA Bancorp, Inc.	960	15,091
Essent Group Ltd.	5,317	212,946
Evercore, Inc. - Class A	410	47,306
EZCORP, Inc. - Class A*	13,220	113,692
Federal Agricultural Mortgage Corp. - Class C	1,488	198,187
Financial Institutions, Inc.	3,770	72,686
First BanCorp/Puerto Rico	54,950	627,529
First Bancorp/Southern Pines NC	2,224	78,996
First Bancshares, Inc.	566	14,620
First Bank/Hamilton NJ	1,170	11,817
First Busey Corp.	5,489	111,646
First Business Financial Services, Inc.	1,320	40,273
First Commonwealth Financial Corp.	21,140	262,770
First Community Bankshares, Inc.	1,750	43,838
First Financial Bancorp	17,283	376,251
First Financial Corp.	1,821	68,251
First Financial Northwest, Inc.	1,360	17,367
First Foundation, Inc.	3,480	25,926
First Horizon Corp.	18,432	327,721
First Internet Bancorp	650	10,823
First Interstate BancSystem, Inc. - Class A	7,476	223,233
First Merchants Corp.	6,962	229,398
First Mid Bancshares, Inc.	732	19,925
Flushing Financial Corp.	4,110	61,198
FNB Corp.	33,797	392,045
FRP Holdings, Inc.*	1,070	61,932
Fulton Financial Corp.	42,831	591,924
Genworth Financial, Inc. - Class A*	107,268	538,485
Glacier Bancorp, Inc.	2,150	90,321
Great Southern Bancorp, Inc.	1,415	71,712
Hancock Whitney Corp.	14,403	524,269
Hanmi Financial Corp.	9,080	168,616
Hanover Insurance Group, Inc.	1,150	147,775
HarborOne Bancorp, Inc.	1,720	20,984
Heartland Financial USA, Inc.	5,040	193,334
Heritage Commerce Corp.	6,040	50,313
Heritage Financial Corp.	1,618	34,625
Hilltop Holdings, Inc.	9,967	295,721
Home Bancorp, Inc.	940	31,048

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Home Point Capital, Inc.	9,218	$17,791
HomeStreet, Inc.	5,560	100,024
HomeTrust Bancshares, Inc.	1,340	32,951
Hope Bancorp, Inc.	19,307	189,595
Horace Mann Educators Corp.	12,331	412,842
Horizon Bancorp, Inc.	3,741	41,375
Howard Hughes Corp.*	4,619	369,520
Independent Bank Corp.	2,580	45,847
Independent Bank Corp.	1,175	77,103
Independent Bank Group, Inc.	6,955	322,364
International Bancshares Corp.	11,895	509,344
International Money Express, Inc.*	748	19,283
Invesco Ltd.	2,240	36,736
Investors Title Co.	170	25,670
Jackson Financial, Inc. - Class A	13,793	515,996
Janus Henderson Group PLC	8,792	234,219
Kearny Financial Corp.	9,692	78,699
Kemper Corp.	6,574	359,335
Kennedy-Wilson Holdings, Inc.	7,365	122,185
Kinsale Capital Group, Inc.	100	30,015
Lakeland Bancorp, Inc.	12,605	197,142
Lakeland Financial Corp.	1,263	79,114
LCNB Corp.	1,420	23,203
Legacy Housing Corp.*	3,270	74,425
LendingClub Corp.*	3,560	25,668
LPL Financial Holdings, Inc.	240	48,576
Luther Burbank Corp.	1,110	10,523
Marcus & Millichap, Inc.	960	30,826
MBIA, Inc.*	3,030	28,058
McGrath RentCorp	3,035	283,196
Mercantile Bank Corp.	1,560	47,705
Merchants Bancorp	1,630	42,445
Mercury General Corp.	1,000	31,740
Meridian Corp.	2,380	29,988
MGIC Investment Corp.	24,700	331,474
Midland States Bancorp, Inc.	3,660	78,397
MidWestOne Financial Group, Inc.	1,400	34,188
Mr Cooper Group, Inc.*	13,522	553,996
National Bank Holdings Corp. - Class A	810	27,103
National Western Life Group, Inc. - Class A	510	123,736
Navient Corp.	35,164	562,272
NBT Bancorp, Inc.	1,180	39,778
Nelnet, Inc. - Class A	6,130	563,286
New York Community Bancorp, Inc.	85,384	771,871
Nicholas Financial, Inc.*	2,760	16,394
Nicolet Bankshares, Inc.*	477	30,075
NMI Holdings, Inc. - Class A*	13,687	305,631

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Northeast Bank	1,190	$40,055
Northfield Bancorp, Inc.	5,760	67,853
Northrim BanCorp, Inc.	1,860	87,755
Northwest Bancshares, Inc.	19,571	235,439
Oak Valley Bancorp	1,810	42,825
OceanFirst Financial Corp.	9,221	170,404
OFG Bancorp	14,730	367,366
Old National Bancorp	40,696	586,836
Old Second Bancorp, Inc.	2,780	39,087
OneMain Holdings, Inc.	2,980	110,498
Oppenheimer Holdings, Inc. - Class A	2,050	80,257
Pacific Premier Bancorp, Inc.	18,770	450,855
PacWest Bancorp[1]	1,722	16,755
Park National Corp.	185	21,935
Pathward Financial, Inc.	2,575	106,837
PCB Bancorp	1,150	16,664
Peapack-Gladstone Financial Corp.	3,435	101,745
PennyMac Financial Services, Inc.	5,307	316,350
Peoples Bancorp, Inc.	5,526	142,294
Peoples Financial Services Corp.	780	33,813
Pinnacle Financial Partners, Inc.	1,877	103,535
Piper Sandler Cos.	1,744	241,736
Popular, Inc.	9,050	519,560
PRA Group, Inc.*	3,553	138,425
Preferred Bank/Los Angeles CA	3,990	218,692
Premier Financial Corp.	3,094	64,139
Primerica, Inc.	590	101,622
Primis Financial Corp.	2,444	23,536
ProAssurance Corp.	5,135	94,895
Provident Financial Holdings, Inc.	1,180	16,083
Provident Financial Services, Inc.	20,160	386,669
QCR Holdings, Inc.	960	42,154
Radian Group, Inc.	11,105	245,420
RBB Bancorp	1,530	23,715
RE/MAX Holdings, Inc. - Class A	3,229	60,576
Regional Management Corp.	1,900	49,571
Reinsurance Group of America, Inc.	199	26,419
RenaissanceRe Holdings Ltd.	279	55,895
Renasant Corp.	11,493	351,456
Republic Bancorp, Inc. - Class A	1,290	54,735
Riverview Bancorp, Inc.	5,078	27,117
RLI Corp.	460	61,139
S&T Bancorp, Inc.	2,273	71,486
Safety Insurance Group, Inc.	1,660	123,703
Sandy Spring Bancorp, Inc.	4,031	104,725
Seacoast Banking Corp. of Florida	4,485	106,294

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Security National Financial Corp. - Class A*	3,780	$23,474
Selective Insurance Group, Inc.	4,494	428,413
Shore Bancshares, Inc.	1,750	24,990
Sierra Bancorp	2,330	40,123
Simmons First National Corp. - Class A	17,587	307,597
SiriusPoint Ltd.*	20,410	165,933
SmartFinancial, Inc.	1,270	29,388
Southern Missouri Bancorp, Inc.	340	12,719
Southside Bancshares, Inc.	2,866	95,151
SouthState Corp.	5,043	359,364
Stellar Bancorp, Inc.	3,689	90,786
Stewart Information Services Corp.	1,910	77,068
Stifel Financial Corp.	3,650	215,678
Stock Yards Bancorp, Inc.	840	46,318
StoneX Group, Inc.*	2,611	270,317
Summit Financial Group, Inc.	2,091	43,388
Territorial Bancorp, Inc.	1,480	28,579
Texas Capital Bancshares, Inc.*	8,932	437,311
Timberland Bancorp, Inc.	1,578	42,638
Tiptree, Inc.	8,130	118,454
Tompkins Financial Corp.	769	50,915
Towne Bank/Portsmouth VA	2,010	53,567
TriCo Bancshares	2,653	110,338
TrustCo Bank Corp. NY	3,200	102,208
Trustmark Corp.	9,237	228,154
United Bankshares, Inc.	10,232	360,166
United Community Banks, Inc.	9,932	279,288
United Fire Group, Inc.	7,130	189,301
Unity Bancorp, Inc.	1,193	27,212
Universal Insurance Holdings, Inc.	3,740	68,143
Univest Financial Corp.	5,540	131,520
Unum Group	20,809	823,204
Valley National Bancorp	35,023	323,613
Veritex Holdings, Inc.	2,710	49,485
Walker & Dunlop, Inc.	1,974	150,360
Washington Federal, Inc.	19,450	585,834
Waterstone Financial, Inc.	1,894	28,656
Webster Financial Corp.	4,596	181,174
WesBanco, Inc.	11,601	356,151
Western New England Bancorp, Inc.	6,510	53,447
White Mountains Insurance Group Ltd.	235	323,710
Wintrust Financial Corp.	3,805	277,575
WSFS Financial Corp.	6,291	236,605
		40,884,742
INDUSTRIAL — 17.3%
AAON, Inc.	680	65,749

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
AAR Corp.*	8,900	$485,495
Acuity Brands, Inc.	640	116,947
Aerojet Rocketdyne Holdings, Inc.*	1,170	65,719
AerSale Corp.*	1,960	33,751
Air Transport Services Group, Inc.*	5,460	113,732
Alamo Group, Inc.	820	151,011
American Woodmark Corp.*	1,930	100,495
Apogee Enterprises, Inc.	2,170	93,852
Applied Industrial Technologies, Inc.	910	129,338
ArcBest Corp.	8,480	783,722
Archer Aviation, Inc. - Class A*	11,780	33,393
Arcosa, Inc.	5,709	360,295
Ardmore Shipping Corp.	5,140	76,432
Astec Industries, Inc.	3,757	154,976
Atkore, Inc.*	1,845	259,186
Avnet, Inc.	11,156	504,251
AZEK Co., Inc.*	4,910	115,581
Barnes Group, Inc.	9,027	363,608
Bel Fuse, Inc. - Class B	1,950	73,281
Benchmark Electronics, Inc.	10,280	243,533
Boise Cascade Co.	7,275	460,144
Brady Corp. - Class A	2,395	128,683
CECO Environmental Corp.*	5,800	81,142
CIRCOR International, Inc.*	1,030	32,054
Clearwater Paper Corp.*	2,535	84,720
Columbus McKinnon Corp.	5,120	190,259
Comfort Systems USA, Inc.	1,609	234,850
Comtech Telecommunications Corp.	5,380	67,142
Concrete Pumping Holdings, Inc.*	2,760	18,768
Core Molding Technologies, Inc.*	1,409	25,348
Costamare, Inc.	17,157	161,447
Covenant Logistics Group, Inc.	3,532	125,103
CTS Corp.	1,310	64,793
DHT Holdings, Inc.	36,030	389,484
Dorian LPG Ltd.	6,631	132,222
Ducommun, Inc.*	2,007	109,803
DXP Enterprises, Inc.*	1,480	39,842
Eagle Bulk Shipping, Inc.	2,970	135,135
Eagle Materials, Inc.	430	63,102
EMCOR Group, Inc.	1,068	173,646
Encore Wire Corp.	5,520	1,023,022
Enerpac Tool Group Corp.	1,250	31,875
EnerSys	1,320	114,682
EnPro Industries, Inc.	4,125	428,546
Esab Corp.	7,113	420,165
ESCO Technologies, Inc.	3,051	291,218
FARO Technologies, Inc.*	1,010	24,856

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Federal Signal Corp.	5,538	$300,215
Flowserve Corp.	1,490	50,660
Fluor Corp.*	5,099	157,610
Frontdoor, Inc.*	9,170	255,660
Frontline PLC	16,384	271,319
GATX Corp.	8,215	903,814
Genco Shipping & Trading Ltd.	8,445	132,249
Gibraltar Industries, Inc.*	4,979	241,481
GoPro, Inc. - Class A*	12,560	63,177
Granite Construction, Inc.	8,453	347,249
Great Lakes Dredge & Dock Corp.*	6,060	32,906
Greenbrier Cos., Inc.	9,265	298,055
Greif, Inc. - Class A	5,210	330,158
Griffon Corp.	7,410	237,194
Harsco Corp.*	8,040	54,913
Hayward Holdings, Inc.*	6,690	78,407
Heartland Express, Inc.	2,240	35,661
Heritage-Crystal Clean, Inc.*	2,830	100,776
Hexcel Corp.	710	48,457
Hillenbrand, Inc.	2,247	106,800
Hillman Solutions Corp.*	3,980	33,512
Hub Group, Inc. - Class A*	9,780	820,933
Ichor Holdings Ltd.*	4,030	131,942
International Seaways, Inc.	8,614	359,032
Iteris, Inc.*	8,230	38,599
JELD-WEN Holding, Inc.*	5,490	69,503
John Bean Technologies Corp.	500	54,645
Kadant, Inc.	190	39,619
Kennametal, Inc.	4,720	130,178
Kimball Electronics, Inc.*	6,580	158,578
Kirby Corp.*	3,028	211,052
Knowles Corp.*	16,595	282,115
Kratos Defense & Security Solutions, Inc.*	8,202	110,563
Louisiana-Pacific Corp.	1,670	90,531
LSB Industries, Inc.*	3,550	36,671
LSI Industries, Inc.	3,990	55,581
Manitowoc Co., Inc.*	5,290	90,406
Marten Transport Ltd.	21,605	452,625
MasTec, Inc.*	1,810	170,936
Materion Corp.	3,984	462,144
Matson, Inc.	3,146	187,722
Mayville Engineering Co., Inc.*	2,300	34,316
Mistras Group, Inc.*	6,030	40,883
Modine Manufacturing Co.*	14,142	325,973
Moog, Inc. - Class A	2,145	216,109
Mueller Industries, Inc.	4,560	335,069
Myers Industries, Inc.	2,200	47,146

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
MYR Group, Inc.*	3,783	$476,696
National Presto Industries, Inc.	460	33,161
NL Industries, Inc.	5,450	33,027
Northwest Pipe Co.*	1,917	59,868
nVent Electric PLC	4,145	177,986
O-I Glass, Inc.*	13,045	296,252
Olympic Steel, Inc.	2,759	144,047
Orion Group Holdings, Inc.*	7,850	20,331
Overseas Shipholding Group, Inc. - Class A*	9,400	36,660
PAM Transportation Services, Inc.*	1,454	41,628
Plexus Corp.*	3,930	383,450
Powell Industries, Inc.	1,400	59,626
Primoris Services Corp.	4,580	112,943
Proto Labs, Inc.*	1,720	57,018
RBC Bearings, Inc.*	390	90,765
Regal Rexnord Corp.	4,886	687,607
Ryder System, Inc.	2,953	263,526
Ryerson Holding Corp.	6,170	224,465
Saia, Inc.*	130	35,370
Sanmina Corp.*	18,521	1,129,596
Schneider National, Inc. - Class B	5,700	152,475
Scorpio Tankers, Inc.	8,856	498,681
SFL Corp. Ltd.	3,130	29,735
Smith & Wesson Brands, Inc.	16,810	206,931
SPX Technologies, Inc.*	2,765	195,154
Standex International Corp.	910	111,420
Sterling Infrastructure, Inc.*	2,470	93,564
Sturm Ruger & Co., Inc.	609	34,981
Summit Materials, Inc. - Class A*	18,528	527,863
TD SYNNEX Corp.	1,180	114,212
Teekay Corp.*	19,862	122,747
Teekay Tankers Ltd. - Class A*	4,733	203,188
Terex Corp.	3,295	159,412
Thermon Group Holdings, Inc.*	3,370	83,980
Timken Co.	2,215	181,010
TimkenSteel Corp.*	11,432	209,663
Tredegar Corp.	5,250	47,932
TriMas Corp.	6,050	168,553
Trinity Industries, Inc.	14,845	361,624
Triumph Group, Inc.*	2,860	33,147
TTM Technologies, Inc.*	30,374	409,745
Tutor Perini Corp.*	6,270	38,686
UFP Industries, Inc.	5,790	460,131
Vishay Intertechnology, Inc.	26,059	589,455
Vishay Precision Group, Inc.*	2,480	103,565
Watts Water Technologies, Inc. - Class A	580	97,626

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Werner Enterprises, Inc.	10,110	$459,904
Willis Lease Finance Corp.*	2,270	124,351
Worthington Industries, Inc.	2,520	162,918
		28,756,217
TECHNOLOGY — 4.2%
3D Systems Corp.*	6,780	72,682
8x8, Inc.*	5,176	21,584
ACI Worldwide, Inc.*	2,550	68,799
ACM Research, Inc. - Class A*	3,270	38,259
Adeia, Inc.	7,179	63,606
Alpha & Omega Semiconductor Ltd.*	5,135	138,388
Amkor Technology, Inc.	40,880	1,063,698
Amtech Systems, Inc.*	1,500	14,310
Avid Technology, Inc.*	2,450	78,351
Axcelis Technologies, Inc.*	983	130,985
AXT, Inc.*	3,050	12,139
C3.ai, Inc. - Class A*[1]	1,370	45,991
CACI International, Inc. - Class A*	1,479	438,198
Cerence, Inc.*	5,340	150,001
CEVA, Inc.*	1,120	34,082
Cohu, Inc.*	4,382	168,225
Computer Programs and Systems, Inc.*	2,010	60,702
Concentrix Corp.	1,015	123,373
Conduent, Inc.*	11,320	38,828
Corsair Gaming, Inc.*[1]	3,430	62,940
Digi International, Inc.*	5,865	197,533
Diodes, Inc.*	1,737	161,124
Donnelley Financial Solutions, Inc.*	830	33,914
Ebix, Inc.	1,610	21,236
ExlService Holdings, Inc.*	200	32,366
Fastly, Inc.*	3,440	61,094
Health Catalyst, Inc.*	4,270	49,831
Insight Enterprises, Inc.*	7,025	1,004,294
Integral Ad Science Holding Corp.*	7,490	106,882
IPG Photonics Corp.*	1,793	221,095
KBR, Inc.	1,186	65,289
Kulicke & Soffa Industries, Inc.	3,948	208,020
Maximus, Inc.	480	37,776
NetScout Systems, Inc.*	9,655	276,616
NextGen Healthcare, Inc.*	1,010	17,584
Onto Innovation, Inc.*	2,049	180,066
Parsons Corp.*	2,320	103,797
Photronics, Inc.*	13,193	218,740
Rambus, Inc.*	5,125	262,707
Richardson Electronics Ltd./United States	2,030	45,310
SMART Global Holdings, Inc.*	940	16,206

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Super Micro Computer, Inc.*	3,970	$423,003
Ultra Clean Holdings, Inc.*	4,090	135,624
Veradigm, Inc.*	18,109	236,322
Xerox Holdings Corp.	1,520	23,408
		6,964,978
UTILITIES — 0.8%
American States Water Co.	1,160	103,112
Avista Corp.	4,026	170,904
California Water Service Group	602	35,036
Chesapeake Utilities Corp.	625	79,994
IDACORP, Inc.	640	69,331
MGE Energy, Inc.	924	71,767
New Jersey Resources Corp.	2,626	139,703
ONE Gas, Inc.	2,920	231,352
Ormat Technologies, Inc.	1,871	158,605
Otter Tail Corp.	1,901	137,385
PNM Resources, Inc.	686	33,395
SJW Group	680	51,768
		1,282,352
TOTAL COMMON STOCKS
(Cost $116,956,681)		155,782,676

EXCHANGE-TRADED FUNDS — 1.3%
Direxion Daily Homebuilders & Supplies Bull 3x Shares ETF	3,635	162,666
Direxion Daily Regional Banks Bull 3x Shares ETF	10,690	82,420
Direxion Daily Small Cap Bull 3X Shares ETF[1]	12,871	414,575
iShares Russell 2000 Value ETF	6,015	824,175
SPDR S&P Regional Banking ETF[1]	9,753	427,767
VanEck Oil Services ETF[1]	730	202,305

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,762,872)		2,113,908
PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[3]	274	8,031
WESCO International, Inc. 10.63%[3,4,5]	5,008	135,767
		143,798
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[3]	1,855	42,961
TOTAL PREFERRED STOCKS
(Cost $188,490)		186,759

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2023 (Unaudited)

	Number of Shares	Value
WARRANTS — 0.0%
BASIC MATERIALS — 0.0%
Resolute Forest Products, Inc., Expiration Date: December 31, 2025*[2]	12,820	$—

CONSUMER, NON-CYCLICAL — 0.0%
Akouos, Inc., Expiration Date: December 5, 2024*[2]	5,159	—

TOTAL WARRANTS
(Cost $0)		—

MONEY MARKET INVESTMENTS — 6.8%
Federated Treasury Obligations Fund-Class Institutional, 4.60%[4,6]	500,000	500,000
Fidelity Institutional Government Portfolio - Class I, 4.65%[4]	8,253,457	8,253,457
Invesco Government & Agency Portfolio, 4.72%[4,7]	2,644,206	2,644,206
TOTAL MONEY MARKET INVESTMENTS
(Cost $11,397,663)		11,397,663

TOTAL INVESTMENTS — 101.8%
(Cost $130,305,706)		169,481,006

Liabilities less other assets — (1.8)%		(2,994,498)

TOTAL NET ASSETS — 100.0%		$166,486,508

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $2,583,818 at March 31, 2023.

[2]

Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs. See Note 2 in the Notes to Financial Statements.

[3]	Callable.

[4]	Variable rate security; the rate shown represents the rate at March 31, 2023.

[5]	Perpetual security; maturity date is not applicable.

[6]	All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at March 31, 2023.

[7]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $2,644,206 at March 31, 2023.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	12.1%
Retail	8.1%
Insurance	5.9%
Oil & Gas	5.4%
Commercial Services	5.1%
Transportation	3.8%
Diversified Financial Services	3.5%
Home Builders	3.4%
Chemicals	3.1%
Electronics	2.9%
Savings & Loans	2.4%
Food	2.2%
Distribution/Wholesale	2.2%
Iron/Steel	2.1%
Building Materials	1.9%
Semiconductors	1.8%
Computers	1.6%
Engineering & Construction	1.6%
Miscellaneous Manufacturing	1.4%
Coal	1.2%
Oil & Gas Services	1.2%
Apparel	1.1%
Auto Parts & Equipment	1.1%
Metal Fabricate/Hardware	1.0%
Telecommunications	1.0%
Healthcare-Services	1.0%
Mining	0.9%
Aerospace/Defense	0.9%
Healthcare-Products	0.9%
Pharmaceuticals	0.9%
Machinery-Diversified	0.8%
Trucking & Leasing	0.8%
Electrical Components & Equipment	0.8%
Software	0.7%
Real Estate	0.7%
Media	0.7%
Entertainment	0.6%
Packaging & Containers	0.5%
Pipelines	0.5%
Hand/Machine Tools	0.5%
Internet	0.5%
Biotechnology	0.5%
Airlines	0.4%
Agriculture	0.4%
Electric	0.4%
Leisure Time	0.4%
Cosmetics/Personal Care	0.3%
Household Products/Wares	0.3%
Gas	0.3%
Machinery-Construction & Mining	0.3%
Energy-Alternate Sources	0.2%
Home Furnishings	0.2%
Beverages	0.2%
Auto Manufacturers	0.2%
Environmental Control	0.2%
Forest Products & Paper	0.1%
Lodging	0.1%
Water	0.1%
Office Furnishings	0.1%
Textiles	0.1%
Advertising	0.0%[1]
Toys/Games/Hobbies	0.0%[1]
Housewares	0.0%[1]
Office/Business Equipment	0.0%[1]
Total Common Stocks	93.6%
Preferred Stocks	0.1%
Distribution/Wholesale	0.1%
Metal Fabricate/Hardware	0.0%[1]
Retail	0.0%[1]
Total Preferred Stocks	0.1%
Exchange-Traded Funds	1.3%
Warrants	0.0%
Money Market Investments	6.8%
Total Investments	101.8%
Liabilities less other assets	(1.8)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2023 (Unaudited)

ASSETS:
Investments in securities, at value (cost $130,305,706)	$169,481,006	(1)
Cash held at broker	759,328
Cash	1,653
Receivables:
Securities sold	362,166
Fund shares issued	24,976
Dividends and interest	115,015
Securities lending income	1,803
Prepaid expenses and other assets	30,466
Total assets	170,776,413

LIABILITIES:
Collateral due to broker for securities loaned	2,644,206
Payables:
Securities purchased	1,508,803
Fund shares redeemed	33,385
Due to Trustees	2,141
Due to Adviser	58,767
Fund accounting and administration fees and expenses	12,674
Transfer agent fees	5,580
Custody fees	8,084
Accrued other expenses	16,265
Total liabilities	4,289,905

NET ASSETS	$166,486,508

COMPONENTS OF NET ASSETS:
Paid-in capital	$126,019,335
Total distributable earnings	40,467,173
NET ASSETS	$166,486,508

Shares outstanding, no par value (unlimited shares authorized)	9,455,581

Net asset value, offering and redemption price per share	$17.61

(1)	Includes securities on loan of $2,583,818 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2023 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $992)	$1,745,538
Securities lending income	8,479
Interest	34,512
Total investment Income	1,788,529

Expenses
Investment advisory fees	430,179
Fund accounting and administration fees and expenses	38,627
Professional fees	29,384
Custody fees	23,487
Transfer agent fees	18,358
Registration fees	13,002
Shareholder reporting fees	6,197
Trustees’ fees and expenses	4,316
Insurance fees	3,255
Miscellaneous expenses	1,769
Total expenses	568,574
Fees waived by the Adviser	(52,359)
Net expenses	516,215
Net investment income	1,272,314

Net Realized and Unrealized Gain on Investments and Options Contracts
Net realized gain (loss) on:
Investments	3,169,616
Purchased options contracts	(708,879)
Net realized gain	2,460,737
Net change in unrealized appreciation/depreciation on investments	10,028,262
Net realized and unrealized gain on investments and options contracts	12,488,999

Net Increase in Net Assets from Operations	$13,761,313

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$1,272,314	$1,949,095
Net realized gain on investments, purchased options contracts and written options contracts	2,460,737	11,613,430
Net change in unrealized appreciation/depreciation on investments	10,028,262	(32,349,338)
Net increase (decrease) in net assets resulting from operations	13,761,313	(18,786,813)

Distributions to Shareholders	(11,689,184)	(28,637,692)

Capital Transactions
Proceeds from shares issued	8,733,853	35,348,911
Reinvestment of distributions	11,676,326	28,602,145
Cost of shares redeemed	(11,587,434)	(21,123,185)
Net increase resulting from capital transactions	8,822,745	42,827,871

Total increase (decrease) in net assets	10,894,874	(4,596,634)

Net Assets:
Beginning of period	155,591,634	160,188,268
End of period	$166,486,508	$155,591,634

Capital Share Activity
Shares issued	467,490	1,653,537
Shares reinvested	614,014	1,442,177
Shares redeemed	(620,633)	(1,032,231)
Net increase in capital shares	460,871	2,063,483

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each period
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Net asset value, beginning of period	$17.30	$23.11	$13.69	$16.56	$21.14	$19.69
Income (Loss) from Investment Operations:
Net investment income	0.14	0.23	0.18	0.16	0.17	0.15
Net realized and unrealized gain (loss) on investments	1.47	(2.14)	9.44	(2.61)	(2.92)	1.54
Total from investment operations	1.61	(1.91)	9.62	(2.45)	(2.75)	1.69

Less Distributions:
From net investment income	(0.13)	(0.20)	(0.20)	(0.19)	(0.15)	(0.16)
From net realized gain	(1.17)	(3.70)	—	(0.23)	(1.68)	(0.08)
Total distributions	(1.30)	(3.90)	(0.20)	(0.42)	(1.83)	(0.24)

Net asset value, end of period	$17.61	$17.30	$23.11	$13.69	$16.56	$21.14

Total return	8.78%[1]	(10.34)%	70.44%	(15.24)%	(12.70)%	8.62%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)..	$166,487	$155,592	$160,188	$110,095	$182,450	$303,020

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.66%[2]	0.66%	0.67%	0.76%[3]	0.67%[4]	0.65%[4]
After fees reimbursed by the Adviser	0.60%[2]	0.60%	0.60%	0.63%[3]	0.60%[4]	0.60%[4]
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	1.42%[2]	1.07%	0.77%	0.93%	0.86%	0.69%
After fees reimbursed by the Adviser	1.48%[2]	1.13%	0.84%	1.06%	0.93%	0.74%

Portfolio turnover rate	27%[1]	72%	72%	69%	47%	46%

[1]	Not annualized.

[2]	Annualized.

[3]	If litigation expenses had been excluded, the expense ratios would have been lowered by 0.03% for the year end September 30, 2020.

[4]	Ratio of interest expense to average net assets was less than 0.005%.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of March 31, 2023 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and the disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of March 31, 2023:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Basic Materials	$10,349,890	$—	$—		$10,349,890
Communications	3,717,086	—	—		3,717,086
Consumer, Cyclical	29,776,877	—	—		29,776,877
Consumer, Non-Cyclical	19,688,166	—	—	*	19,688,166
Energy	14,362,368	—	—		14,362,368
Financial	40,884,742	—	—		40,884,742
Industrial	28,756,217	—	—		28,756,217
Technology	6,964,978	—	—		6,964,978
Utilities	1,282,352	—	—		1,282,352
Exchange-Traded Funds	2,113,908	—	—		2,113,908
Preferred Stocks
Consumer, Cyclical	143,798	—	—		143,798
Industrial	42,961	—	—		42,961
Warrants
Basic Materials	—	—	—	*	—
Consumer, Non-Cyclical	—	—	—	*	—
Money Market Investments	11,397,663	—	—		11,397,663
Total Investments in Securities	$169,481,006	$—	$—		$169,481,006

*	The Adviser valued these holdings at $0 as of March 31, 2023.

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2023 (Unaudited)

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2019-2022), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the U.S. Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At March 31, 2023, the value of securities loaned by the Fund was $2,583,818 and the Fund received cash collateral of $2,644,206. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option Contracts – The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2023 (Unaudited)

purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost-effective way to gain exposure to these indexes. The Fund held no option contracts as of March 31, 2023.

(g)

Asset Coverage for Options Positions – The Fund deposits and maintains margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. The amount of such collateral as of March 31, 2023 is denoted in the Fund’s Schedule of Investments.

(h)

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. As of March 31, 2023, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities. The limited use of derivatives by the Fund during the six months ended March 31, 2023 was related to purchased equity and index options which resulted in a net realized loss of $708,879 which is reflected on the Statement of Operations. The Fund had option contracts transactions during the six months ended March 31, 2023, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

For the six months ended March 31, 2023, the Fund’s purchases and sales of purchased option contracts were as follows:

Purchases	Sales
$1,812,424	$1,103,545

For the six months ended March 31, 2023, the Fund had no written option transactions.

(i)

GAAP requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund through January 31, 2024 so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets. For the six months ended March 31, 2023, the Fund accrued $430,179 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $52,359.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2023 (Unaudited)

to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of March 31, 2023, reimbursements that may potentially be made by the Fund to the Adviser total $450,528, which expire as follows:

September 30, 2023	$183,816
September 30, 2024	$112,071
September 30, 2025	$102,282
September 30, 2026	$52,359

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2022, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$128,095,329
Gross Unrealized Appreciation	$38,865,022
Gross Unrealized Depreciation	(11,246,726)
Net Unrealized Appreciation	$27,618,296

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$287,723
Undistributed Long-term Gains	10,493,733
Other Accumulated Losses	(4,708)
Unrealized Appreciation on Investments	27,618,296
Total Distributable Earnings	$38,395,044

The tax character of distributions paid during the fiscal years ended September 30, 2022 and September 30, 2021 were as follows:

	September 30, 2022	September 30, 2021
Distributions Paid From:
Ordinary Income	$9,345,737	$1,441,941
Long-term Capital Gains	19,291,955	—
Total Distributions	$28,637,692	$1,441,941

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2023 (Unaudited)

5. Investment Transactions

For the six months ended March 31, 2023, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 48,818,135	$ 43,682,822

6. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of March 31, 2023, TD Ameritrade, holding shares for the benefit of others in nominee name, held approximately 87.3% of the voting securities of the Fund

7. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

Expense Example

For The Six Months Ended March 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2022	Ending account value March 31, 2023	Expenses paid during the period ended March 31, 2023*
Actual Example	$ 1,000.00	$ 1,087.80	$ 3.12
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,022.01	3.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

Vericimetry Funds

Other Information (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A list of the Fund’s quarter-end holdings is also available at www.vericimetryfunds.com and upon request on or about 80 days following each quarter and remains available on the website until the list is updated in the subsequent quarter.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Vericimetry U.S. Small Cap Value Fund

www.vericimetryfunds.com

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1(a).

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 5, 2023

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	June 7, 2023